Equity-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Compensation Expense [Line Items]
Stock-based compensation expense		$ 3,009	$ 158	$ 4,291	$ 192
Restricted Stock Units [Member]
Schedule of Compensation Expense [Line Items]
Stock-based compensation expense	[1]	3,209		3,209
Incentive Units [Member]
Schedule of Compensation Expense [Line Items]
Stock-based compensation expense		(200)	158	241	417
Class A Units [Member]
Schedule of Compensation Expense [Line Items]
Stock-based compensation expense	[2]			$ 841	$ (225)

[1]	The Company recognized $1.6 million during the three and nine months ended September 30, 2025 related to the modification of an equity award of the Company’s former Chief Executive Officer (“CEO”).
[2]	In the nine months ended September 30, 2024, USARE LLC recorded equity-based compensation for issuance of its Class A Units to certain consultants pursuant to existing bonus agreements. In the nine months ended September 30, 2024, USARE LLC recorded the forfeiture of equity-based compensation of the Company’s former CEO.